Summary of Due to Container Investors, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Distributions due to container investors on lease rentals collected, net of container expenses paid and management fees	$ 8,249	$ 9,157
Due to container investors, net	18,188	18,697
Managed Fleet
Related Party Transaction [Line Items]
Accounts receivable	10,351	10,628
Prepaid expenses and other current assets	20	99
Accounts payable and accrued expenses	(432)	(1,187)
Due from to related party	$ 9,939	$ 9,540